Brighthouse Life Insurance Company 11225 N Community House Rd Charlotte, NC 28277–1234

October 7, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Brighthouse Life Insurance Company
Brighthouse Retirement Account Annuity
Post-Effective Amendment No. 1 to the Registration Statement on Form N-4
File No. 333-290025

Dear Commissioners:

Brighthouse Life Insurance Company (the “Company”) is transmitting for filing under Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), post-effective amendment no. 1 (the “Amendment”) to the registration statement on Form N-4 (the “Registration Statement”) for Brighthouse Retirement Account Annuity, a combination market value adjustment (“MVA”) and variable (“VA”) annuity contract issued by the Company and Brighthouse Separate Account Eleven for Variable Annuities (the “Contract”). The Contract offers an MVA fixed interest investment option (the “Registered Fixed Account Option”) and an MVA annuity payout option (the “Liquidity Benefit”) issued by the Company, which were both previously maintained in separate prospectuses registered on Form S-3.

The primary purpose of this Amendment is to facilitate the conversion of the registration statements for the Registered Fixed Account Option (current File No. 333-276468) and the Liquidity Benefit (current File No. 333-276470) from Form S-3 to Form N-4, and to conform the Registration Statement for the Contract to the amendments to Form N-4 recently adopted by the Securities and Exchange Commission (the “SEC”) on July 1, 2024. See Registration for Index-Linked Annuities and Registered Market Value Adjustment Annuities; Amendments to Form N-4 for Index-Linked Annuities, Registered Market Value Adjustment Annuities, and Variable Annuities; Other Technical Amendments; Release Nos. 33-11294, 34-100450, IC-35273 (the “2024 Form N-4 Amendments”).

At a future date, the Company intends to submit a formal request to the SEC pursuant to Rule 485(b)(1)(vii) under the 1933 Act to use this Amendment (or a subsequently filed post-effective amendment) as the template to make substantially identical changes to several additional combination MVA/VA and standalone MVA annuity contracts that will also be registered on Form N-4 pursuant to the 2024 Form N-4 Amendments (the “replicate filings”). After the Company has cleared comments on the Amendment, the final Amendment filing (as well as any replicate combination contract filings covered by the template relief) will include a combined facing sheet and signature pages accommodating the registration of both the MVA options issued by the Company and the variable options issued by the separate account. Identical filings will be made in both the MVA and VA Form N-4 registration statements. The VA Form N-4 filings will be covered by the template relief.

The Company intends that the Registration Statement, as amended, along with any potential replicate filings, will be designated to become effective on or about May 1, 2026. The Company intends to file delaying amendments for the Amendment, as needed, to delay effectiveness until such time.

Please direct any questions about this filing to the undersigned at 980-949-5089 or Mabate1@brighthousefinancial.com, or to Dodie Kent of Eversheds Sutherland (US) LLP at 212-389-5080 or DodieKent@eversheds-sutherland.us.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate, Vice President & Associate General Counsel

Brighthouse Life Insurance Company

cc:	Dodie Kent, Partner, Eversheds Sutherland (US) LLP
Alyson Saad, Managing Corporate Counsel, Brighthouse Life Insurance Company